Risk management - United States - Santander Bank, N.A. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum exposure to credit risk	€ 993,412.0
Impairment losses	20,970.0
Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	908,002.0
Impairment losses	3,823.0
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	54,616.0
Impairment losses	4,644.0
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795.0
Impairment losses	12,504.0
Investment grade
Credit risk
Maximum exposure to credit risk	692,683.0
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	685,507.0
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	7,176.0
Speculation grade
Credit risk
Maximum exposure to credit risk	269,935.0
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	222,495.0
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	47,439.0
Default
Credit risk
Maximum exposure to credit risk	30,795.0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795.0
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Financial assets	154,164.0
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Financial assets	117.0
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Financial assets	870.0
United States
Credit risk
Risk exposure	€ 92,152.0
Credit exposure, percentage of total loans	10.00%
Non-performing rate (as a percent)	2.92%	2.79%	2.28%
United States | Santander Bank, National Association
Credit risk
Non-performing rate (as a percent)	0.88%	1.21%	1.33%
Maximum exposure to credit risk	€ 69,772.0
Impairment losses	542.0
United States | Santander Bank, National Association | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	65,540.0
Impairment losses	233.0
United States | Santander Bank, National Association | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	3,784.0
Impairment losses	204.0
United States | Santander Bank, National Association | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	448.0
Impairment losses	105.0
United States | Santander Bank, National Association | Investment grade
Credit risk
Maximum exposure to credit risk	5,149.0
United States | Santander Bank, National Association | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	5,149.0
United States | Santander Bank, National Association | Speculation grade
Credit risk
Maximum exposure to credit risk	64,175.0
United States | Santander Bank, National Association | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	60,391.0
United States | Santander Bank, National Association | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	3,784.0
United States | Santander Bank, National Association | Default
Credit risk
Maximum exposure to credit risk	448.0
United States | Santander Bank, National Association | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 448.0
United States | Santander Bank, National Association | With property collateral
Credit risk
Percentage of loans secured	0.88%
Decrease in lending (as a percent)	0.24%
Percentage decrease in non-performing loans (NPLs)	0.33%
United States | Santander Bank, National Association | Retail and commercial banking
Credit risk
Credit exposure, percentage of total loans	83.00%
United States | Santander Bank, National Association | Individuals
Credit risk
Credit exposure, percentage of total loans	35.00%
United States | Santander Bank, National Association | Companies
Credit risk
Credit exposure, percentage of total loans	65.00%
United States | Santander Bank, National Association | Wholesale banking business
Credit risk
Credit exposure, percentage of total loans	17.00%
United States | Santander Consumer USA Holdings Inc.
Credit risk
Credit exposure, percentage of total loans	3.00%
Non-performing rate (as a percent)	7.73%	5.86%	3.84%
Maximum exposure to credit risk	€ 29,355.0
Impairment losses	3,211.0
United States | Santander Consumer USA Holdings Inc. | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	20,537.0
Impairment losses	824.0
United States | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	6,600.0
Impairment losses	1,720.0
United States | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,218.0
Impairment losses	667.0
United States | Santander Consumer USA Holdings Inc. | Investment grade
Credit risk
Maximum exposure to credit risk	224.0
United States | Santander Consumer USA Holdings Inc. | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	224.0
United States | Santander Consumer USA Holdings Inc. | Speculation grade
Credit risk
Maximum exposure to credit risk	26,913.0
United States | Santander Consumer USA Holdings Inc. | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	20,313.0
United States | Santander Consumer USA Holdings Inc. | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	6,600.0
United States | Santander Consumer USA Holdings Inc. | Default
Credit risk
Maximum exposure to credit risk	2,218.0
United States | Santander Consumer USA Holdings Inc. | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,218.0
United States | Santander Holding USA, Inc.
Credit risk
Risk exposure	€ 9.5